Lease - Schedule of Operating Leases (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Operating Leases [Abstract]
Right-of-use assets, net			$ 13,826
Operating lease liabilities – current			14,770
Operating lease liabilities – non-current
Total			$ 14,770
Weighted average discount rate	6.20%	6.20%
Operating lease cost	$ 13,992	$ 84,392